Note M - Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Related Party Transactions [Table Text Block]
Total loans at January 1, 201 7	$5,945
New loans	25
Repayments	(221)
Other changes	2,678
Total loans at December 31, 201 7	$8,427